Goldman Sachs JUST US Large Cap Equity ETF Investment Objectives and Goals - Goldman Sachs JUST US Large Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs JUST U.S. Large Cap Equity ETF—SummaryTicker: JUST Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the JUST US Large Cap Diversified Index (the “Index”).